LONG-TERM DEBT (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Dec. 31, 2010 Senior Note Payable Due September 2017 [Member]	Dec. 31, 2010 Senior Note Payable Due August 2019 [Member]	Dec. 31, 2011 Credit Agreement 2011 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due March 2012 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due March 2012 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due October 2013 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due October 2013 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due May 2019 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due May 2019 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due May 2020 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due May 2020 [Member]	Dec. 31, 2011 Secured Debt [Member] Title XI Note Payable Due July 2021 [Member]	Dec. 31, 2010 Secured Debt [Member] Title XI Note Payable Due July 2021 [Member]	Dec. 31, 2011 Unsecured Debt [Member] Senior Note Payable Due September 2017 [Member]	Dec. 31, 2010 Unsecured Debt [Member] Senior Note Payable Due September 2017 [Member]	Dec. 31, 2011 Unsecured Debt [Member] Senior Note Payable Due August 2019 [Member]	Dec. 31, 2010 Unsecured Debt [Member] Senior Note Payable Due August 2019 [Member]
Debt Instrument [Line Items]
Maturity Date							March 2012	March 2012	October 2013	October 2013	May 2019	May 2019	May 2020	May 2020	July 2021	July 2021	September 2017	September 2017	August 2019	August 2019
Stated Interest rate (in hundredths)							5.88%	5.88%	2.80%	2.80%	4.33%	4.33%	3.525%	3.525%	3.158%	3.158%	5.00%	5.00%	7.875%	7.875%
Effective Interest rate (in hundredths)																	5.10%	5.10%	8.00%	8.00%
Long-term debt	$ 1,185,911,000	$ 1,134,358,000					$ 7,109,000	$ 21,361,000	$ 30,898,000	$ 46,348,000	$ 45,598,000	$ 51,678,000	$ 50,801,000	$ 56,779,000	$ 104,047,000	$ 114,453,000	$ 398,394,000	$ 398,111,000	$ 497,511,000	$ 497,181,000
Less: Current maturities	(52,166,000)	(45,023,000)
Long-term debt, excluding current maturities	1,133,745,000	1,089,335,000
2012		45,000,000
2013		37,900,000
2014		22,500,000
2015		22,500,000
2016		22,500,000
Aggregate principal			225,000,000	400,000,000
Net proceeds of senior debt issuance					395,500,000
Fair values, debt assumed	250,000,000
Net gain on extinguishment of acquired debt	5,300,000
Restricted cash deposited to cover interest on first and second lien bonds		15,300,000
Revolving credit line maximum borrowing capacity						500,000,000
Interest rate description on advances on revolving line of credit						Libor plus 1.75 per annum
Annual commitment fee of unused commitments (in hundredths)						0.25%
Covenant to maintain a minimum cash balance, maximum		25,000,000
Current amount of covenant, cash balance restriction		$ 10,000,000